INVESTMENTS	12 Months Ended
Dec. 31, 2023
INVESTMENTS
INVESTMENTS

6.INVESTMENTS

The Company has various investments in entities in which it holds a significant but non-controlling interest through voting equity or through representation on the entities’ board of directors or equivalent governing bodies. Accordingly, the Company was deemed to have significant influence resulting in the Company accounting for these investments under the equity method.

On August 17, 2022, the Company, through its subsidiary, 5042 Venice, LLC, closed on the sale of the 50% held undivided tenancy-in-common interest in its equity method investment (the “TIC Interest”). As part of the transaction, the Company no longer has an equity interest in the TIC Interest. However, the Company became the manager of 5042 Real Estate Investment LLC which acquired 42.93% of the TIC Interest and the remaining 7.07% was acquired by a related party to senior management of the Company.

On July 28, 2022, the Company acquired the remaining equity and property ownership interests of N.R.O Management, LLC and The Pottery, a retail dispensary located in Los Angeles, California. See “Note 8 – Business Acquisitions” for further discussion. During the year ended December 31, 2022, the Company recorded the difference of the book value and the fair value of the equity method investment, as of the acquisition date, as a loss from equity method investments of $745,072.

		N.R.O	SoCal	5042	Estate
	LOB Group,	Management,	Hemp JV,	Venice,	Investment,	Reeform,	Lompoc TIC,
	Inc.	LLC	LLC	LLC	LLC	LLC	LLC	TOTAL
Balance December 31, 2021	$2,761,141	$2,018,949	$—	$2,221,520	$—	$—	$194,749	$7,196,359
Additions	—	300,000	213,000	343	2,445,000	—	—	2,958,343
Distribution	—	—	—	(3,001,871)	—	—	—	(3,001,871)
Acquisition of Equity Method Investment	—	(900,000)	—	—	—	—	—	(900,000)
(Loss) Gain on Equity Method Investments	(457,671)	(1,418,949)	(213,000)	780,008	(665,401)	—	(31,626)	(2,006,639)
Balance December 31, 2022	$2,303,470	$—	$—	$—	$1,779,599	$—	$163,123	$4,246,192
Additions	—	—	—	—	—	182,500	—	182,500
(Loss) Gain on Equity Method Investments	(2,303,470)	—	—	—	191,172	(18,265)	28,914	(2,101,649)
Balance at December 31, 2023	$—	$—	$—	$—	$1,970,771	$164,235	$192,037	$2,327,043

During the years ended December 31, 2023 and 2022, the Company recorded net losses from equity method investments of $2,101,649 and $2,006,639, respectively. These investments are recorded at the amount of the Company’s initial investment and adjusted for the Company’s share of the investee’s income or loss and dividends paid.